Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 04, 2017
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates	$ 231,000,000	$ 712,000,000	$ 556,000,000
Noncash Or Part Noncash Acquisition Debt Assumed		$ 2,000,000	18,000,000
Unsecured bridge loan credit agreement				$ 6,500,000,000
Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Sep. 04, 2017
Business Acquisition, Name of Acquired Entity	Rockwell Collins, Inc. (Rockwell Collins)
Business Acquisition Cash Paid	$ 93.33
Business Acquisition UTC stock payable	46.67
Payments to Acquire Businesses, Gross	15,000,000,000
Unsecured bridge loan credit agreement	6,500,000,000
Business Acquisition, Assumed Long-term Debt	$ 7,000,000,000
Sikorsky [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses			$ 9,100,000,000